UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2009

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)	December 31, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 89.3%
CONSUMER DISCRETIONARY — 17.8%
Auto Components — 0.9%
$390,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$424,612
	Allison Transmission Inc., Senior Notes:
290,000	11.000% due 11/1/15 (a)	305,950
1,817,200	11.250% due 11/1/15 (a)(b)	1,908,060
170,000	American Axle & Manufacturing Holdings Inc., Senior Secured Notes, 9.250% due 1/15/17 (a)	173,400
660,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	287,100
435,000	TRW Automotive Inc., Senior Notes, 8.875% due 12/1/17 (a)	454,575
	Visteon Corp., Senior Notes:
532,000	8.250% due 8/1/10 (c)	142,310
1,087,000	12.250% due 12/31/16 (a)(c)	461,975
	Total Auto Components	4,157,982
Automobiles — 0.6%
	Motors Liquidation Co.:
4,220,000	Senior Debentures, 8.375% due 7/15/33 (c)	1,160,500
	Senior Notes:
2,665,000	7.200% due 1/15/11 (c)	732,875
2,125,000	7.125% due 7/15/13 (c)	573,750
	Total Automobiles	2,467,125
Diversified Consumer Services — 0.4%
1,550,000	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes, 10.250% due 12/1/17 (a)	1,584,875
Hotels, Restaurants & Leisure — 6.7%
1,345,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	1,402,162
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	590,625
78,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	80,145
1,695,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,404,731
	El Pollo Loco Inc.:
2,915,000	Senior Notes, 11.750% due 11/15/13	2,667,225
725,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	755,813
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	6,675
	Harrah’s Operating Co. Inc.:
2,750,000	Senior Notes, 10.750% due 2/1/16	2,255,000
	Senior Secured Notes:
725,000	10.000% due 12/15/15 (a)	594,500
1,420,000	11.250% due 6/1/17 (a)	1,492,775
2,200,000	Harrah’s Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	2,312,750
1,640,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,074,200
3,912,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	1,638,150
960,000	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/1/15 (a)	1,022,400
	MGM MIRAGE Inc.:
	Senior Notes:
95,000	8.500% due 9/15/10	95,000
1,915,000	11.375% due 3/1/18 (a)	1,723,500
	Senior Secured Notes:
150,000	10.375% due 5/15/14 (a)	163,500
360,000	11.125% due 11/15/17 (a)	400,500
3,090,000	Senior Subordinated Notes, 8.375% due 2/1/11	2,943,225

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 6.7% (continued)
	Mohegan Tribal Gaming Authority:
$1,300,000	Senior Secured Notes, 11.500% due 11/1/17 (a)	$1,332,500
225,000	Senior Subordinated Notes, 6.875% due 2/15/15	147,375
1,440,000	NCL Corp. Ltd., Senior Secured Notes, 11.750% due 11/15/16 (a)	1,429,200
430,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	441,825
1,295,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	1,327,375
1,065,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	841,350
	Snoqualmie Entertainment Authority, Senior Secured Notes:
890,000	4.680% due 2/1/14 (a)(e)	440,550
165,000	9.125% due 2/1/15 (a)	88,275
	Station Casinos Inc.:
	Senior Notes:
1,515,000	6.000% due 4/1/12 (c)(d)	236,719
2,265,000	7.750% due 8/15/16 (c)(d)	365,231
85,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(d)	850
405,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17 (a)	412,088
	Total Hotels, Restaurants & Leisure	29,686,214
Household Durables — 0.8%
	American Greetings Corp., Senior Notes:
865,000	7.375% due 6/1/16	847,700
55,000	7.375% due 6/1/16	50,600
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (d)	1,792,237
1,023,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12 (d)	987,195
	Total Household Durables	3,677,732
Media — 5.5%
	Affinion Group Inc.:
565,000	Senior Notes, 10.125% due 10/15/13	583,363
	Senior Subordinated Notes:
1,150,000	10.125% due 10/15/13	1,187,375
4,200,000	11.500% due 10/15/15	4,420,500
551,225	CCH II LLC/CCH II Capital Corp., Senior Notes, 13.500% due 11/30/16 (a)	646,311
	Cengage Learning Acquisitions Inc.:
450,000	Senior Notes, 10.500% due 1/15/15 (a)	432,563
1,380,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	1,347,225
3,140,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	3,532,500
1,500,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,605,000
3,910,000	DISH DBS Corp., Senior Notes, 7.875% due 9/1/19	4,120,162
1,915,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	189,106
1,250,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,225,000
1,060,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	971,225
1,975,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	2,184,844
675,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	715,500
	Virgin Media Finance PLC:
500,000	Senior Bonds, 9.500% due 8/15/16	539,375
537,000	Senior Notes, 9.125% due 8/15/16	568,549
	Total Media	24,268,598
Multiline Retail — 0.8%
158,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	175,775

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Multiline Retail — 0.8% (continued)
	Neiman Marcus Group Inc.:
$2,329,028	Senior Notes, 9.000% due 10/15/15 (b)	$2,288,270
1,090,000	Senior Secured Notes, 7.125% due 6/1/28	964,650
	Total Multiline Retail	3,428,695
Specialty Retail — 1.5%
1,495,000	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14 (a)	1,427,725
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	375,037
155,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	169,338
	Michaels Stores Inc.:
2,575,000	Senior Notes, 10.000% due 11/1/14	2,678,000
610,000	Senior Subordinated Bonds, 11.375% due 11/1/16	645,075
1,640,000	Senior Subordinated Notes, step bond to yield 3.070% due 11/1/16	1,361,200
	Total Specialty Retail	6,656,375
Textiles, Apparel & Luxury Goods — 0.6%
2,340,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	2,585,700
	TOTAL CONSUMER DISCRETIONARY	78,513,296
CONSUMER STAPLES — 1.5%
Food Products — 0.6%
560,000	Bumble Bee Foods LLC, Senior Secured Notes, 7.750% due 12/15/15 (a)	562,800
880,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	910,800
700,000	Dole Food Co. Inc., Senior Secured Notes, 8.000% due 10/1/16 (a)	714,000
605,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	659,450
	Total Food Products	2,847,050
Household Products — 0.4%
670,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	671,675
950,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16 (a)	976,125
	Total Household Products	1,647,800
Personal Products — 0.2%
760,000	Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15 (a)	788,500
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
830,000	10.000% due 7/15/16 (a)	875,650
660,000	10.000% due 7/15/16 (a)	696,300
	Total Tobacco	1,571,950
	TOTAL CONSUMER STAPLES	6,855,300
ENERGY — 12.3%
Energy Equipment & Services — 1.5%
1,505,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14	1,617,875
1,150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,139,938
610,000	Geokinetics Holdings Inc., Senior Secured Notes, 9.750% due 12/15/14 (a)	602,375
895,000	Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17 (a)	948,700
1,475,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,486,063
550,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	587,125
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	69,298
	Total Energy Equipment & Services	6,451,374

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.8%
$400,000	Adaro Indonesia PT, Notes, 7.625% due 10/22/19 (a)	$397,500
1,230,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	1,306,875
1,730,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,539,700
4,172,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,921,680
1,155,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	1,261,837
	Chesapeake Energy Corp., Senior Notes:
2,285,000	6.625% due 1/15/16	2,273,575
1,180,000	6.250% due 1/15/18	1,138,700
585,000	7.250% due 12/15/18	592,313
360,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	359,100
810,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	870,750
3,479,221	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 1.784% due 4/15/10 (a)(b)(e)(f)	2,835,565
345,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	365,700
	Enterprise Products Operating LLP:
1,380,000	Junior Subordinated Notes, 8.375% due 8/1/66	1,347,166
620,000	Subordinated Notes, 7.034% due 1/15/68	569,696
1,110,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,165,500
70,000	Griffin Coal Mining Co. Pty Ltd., Senior Notes, 9.500% due 12/1/16 (a)(c)	41,738
2,815,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,719,994
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	940,000
555,000	8.000% due 5/15/17	535,575
480,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	496,800
1,720,000	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	1,720,000
	OPTI Canada Inc., Senior Secured Notes:
1,000,000	9.000% due 12/15/12 (a)	1,027,500
345,000	7.875% due 12/15/14	284,625
920,000	8.250% due 12/15/14	762,450
1,495,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,569,750
	Petroplus Finance Ltd., Senior Notes:
630,000	6.750% due 5/1/14 (a)	595,350
780,000	7.000% due 5/1/17 (a)	705,900
	Plains Exploration & Production Co., Senior Notes:
1,125,000	10.000% due 3/1/16	1,237,500
1,195,000	8.625% due 10/15/19	1,233,837
	Quicksilver Resources Inc., Senior Notes:
1,200,000	8.250% due 8/1/15	1,236,000
455,000	11.750% due 1/1/16	518,700
4,200,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	4,221,000
1,575,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	1,639,969
3,270,000	Tennessee Gas Pipeline Co., Senior Notes, 8.375% due 6/15/32	3,899,733
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,265,375
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,286,156
	Total Oil, Gas & Consumable Fuels	47,883,609
	TOTAL ENERGY	54,334,983
FINANCIALS — 13.8%
Capital Markets — 0.1%
1,420,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	284,000

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Commercial Banks — 1.5%
$830,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	$666,446
600,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	570,000
700,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(g)	744,352
	Royal Bank of Scotland Group PLC, Subordinated Notes:
765,000	5.000% due 11/12/13	687,618
330,000	5.050% due 1/8/15	286,568
3,090,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(g)	3,012,750
605,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(g)	650,375
	Total Commercial Banks	6,618,109
Consumer Finance — 5.0%
2,440,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	2,711,450
1,000,000	Ford Motor Credit Co., Senior Notes, 9.875% due 8/10/11	1,047,406
	Ford Motor Credit Co., LLC, Senior Notes:
2,045,000	7.500% due 8/1/12	2,063,485
8,165,000	12.000% due 5/15/15	9,477,932
	GMAC LLC:
5,304,000	Senior Notes, 8.000% due 11/1/31 (a)	4,826,640
74,000	Subordinated Notes, 8.000% due 12/31/18 (a)	65,860
	SLM Corp.:
905,000	Medium-Term Notes, 5.625% due 8/1/33	684,268
1,465,000	Senior Notes, 8.450% due 6/15/18	1,447,738
	Total Consumer Finance	22,324,779
Diversified Financial Services — 4.4%
1,120,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	1,305,377
2,255,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,840,644
	CIT Group Inc., Senior Secured Bonds:
212,281	7.000% due 5/1/13	199,544
318,421	7.000% due 5/1/14	296,530
318,421	7.000% due 5/1/15	286,579
630,702	7.000% due 5/1/16	558,171
2,812,982	7.000% due 5/1/17	2,454,327
1,250,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	1,381,250
195,000	International Lease Finance Corp., Medium-Term Notes, Senior Notes, 5.750% due 6/15/11	179,225
2,040,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	2,111,061
	Leucadia National Corp., Senior Notes:
450,000	7.750% due 8/15/13	453,937
1,220,000	8.125% due 9/15/15	1,250,500
	TNK-BP Finance SA:
1,525,000	7.875% due 3/13/18 (a)	1,578,375
744,000	Senior Notes, 7.875% due 3/13/18 (a)	768,180
1,200,000	UPC Germany GmbH, Senior Secured Bonds, 8.125% due 12/1/17 (a)	1,219,500
2,850,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, 11.250% due 10/1/15	3,013,875
580,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	603,925
	Total Diversified Financial Services	19,501,000

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Insurance — 1.4%
	American International Group Inc.:
$860,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	$574,050
	Medium-Term Notes, Senior Notes:
2,335,000	5.450% due 5/18/17	1,892,445
615,000	5.850% due 1/16/18	505,390
	Senior Notes:
520,000	5.050% due 10/1/15	434,330
1,465,000	8.250% due 8/15/18	1,377,471
1,160,000	Everest Reinsurance Holdings Inc., Subordinated Notes, 6.600% due 5/15/37	864,200
590,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	592,950
	Total Insurance	6,240,836
Real Estate Investment Trusts (REITs) — 0.6%
700,000	DuPont Fabros Technology LP, Senior Notes, 8.500% due 12/15/17 (a)	714,875
425,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	418,625
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
360,000	6.500% due 6/1/16	349,200
1,165,000	6.750% due 4/1/17	1,132,963
	Total Real Estate Investment Trusts (REITs)	2,615,663
Real Estate Management & Development — 0.6%
660,400	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)	165,100
	Realogy Corp.:
2,830,000	Senior Notes, 10.500% due 4/15/14	2,462,100
216,770	Senior Toggle Notes, 11.000% due 4/15/14 (b)	179,919
	Total Real Estate Management & Development	2,807,119
Thrifts & Mortgage Finance — 0.2%
880,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	778,800
	TOTAL FINANCIALS	61,170,306
HEALTH CARE — 6.3%
Biotechnology — 0.2%
810,000	Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16 (a)	826,200
Health Care Equipment & Supplies — 0.5%
	Biomet Inc.:
910,000	Senior Notes, 10.000% due 10/15/17	993,037
950,000	Senior Toggle Notes, 10.375% due 10/15/17 (b)	1,035,500
	Total Health Care Equipment & Supplies	2,028,537
Health Care Providers & Services — 5.6%
3,515,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	2,970,175
	HCA Inc.:
3,920,000	Debentures, 7.500% due 11/15/95	3,116,870
40,000	Senior Notes, 6.250% due 2/15/13	39,100
	Senior Secured Notes:
1,380,000	9.625% due 11/15/16 (b)	1,497,300
2,820,000	7.875% due 2/15/20 (a)	2,943,375
2,000,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,035,000
	Tenet Healthcare Corp., Senior Notes:
1,200,000	9.000% due 5/1/15 (a)	1,302,000
3,070,000	10.000% due 5/1/18 (a)	3,453,750

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Health Care Providers & Services — 5.6% (continued)
	Universal Hospital Services Inc., Senior Secured Notes:
$530,000	3.859% due 6/1/15 (e)	$449,175
1,990,000	8.500% due 6/1/15 (b)	1,970,100
3,635,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(e)	3,416,900
1,685,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17	1,777,675
	Total Health Care Providers & Services	24,971,420
Pharmaceuticals — 0.0%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	6,575
	TOTAL HEALTH CARE	27,832,732
INDUSTRIALS — 10.7%
Aerospace & Defense — 1.6%
190,000	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15 (a)	202,587
5,607,684	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	3,448,726
1,460,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,465,475
1,690,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	1,723,800
	Total Aerospace & Defense	6,840,588
Airlines — 2.5%
400,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	420,000
	Continental Airlines Inc.:
180,000	9.250% due 5/10/17	182,925
	Pass-Through Certificates:
206,943	8.312% due 4/2/11	193,491
930,000	7.339% due 4/19/14	848,625
5,145,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	4,373,250
	Delta Air Lines Inc.:
	Pass-Through Certificates:
1,825,000	7.711% due 9/18/11	1,797,625
961,310	8.954% due 8/10/14	855,566
630,000	Subordinated Notes, 9.750% due 12/17/16	641,025
	Senior Secured Notes:
655,000	9.500% due 9/15/14 (a)	683,656
720,000	12.250% due 3/15/15 (a)	723,600
305,916	United Airlines Inc., Pass-Through Certificates, 6.932% due 9/1/11	308,975
	Total Airlines	11,028,738
Building Products — 1.2%
4,265,000	Associated Materials Inc., Senior Discount Notes, 11.250% due 3/1/14	4,137,050
763,378	Nortek Inc., Senior Secured Notes, 11.000% due 12/1/13	801,547
225,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	241,312
	Total Building Products	5,179,909
Commercial Services & Supplies — 2.0%
1,170,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	1,292,850
	Altegrity Inc., Senior Subordinated Notes:
280,000	10.500% due 11/1/15 (a)	251,300
2,405,000	11.750% due 5/1/16 (a)	2,083,331
1,080,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,098,900
720,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17 (a)	740,700
	RSC Equipment Rental Inc.:
2,495,000	Senior Notes, 9.500% due 12/1/14	2,510,594
965,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	1,054,262
	Total Commercial Services & Supplies	9,031,937

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Machinery — 0.3%
$730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	$685,287
530,000	Trimas Corp., Senior Secured Notes, 9.750% due 12/15/17 (a)	522,713
	Total Machinery	1,208,000
Marine — 0.4%
1,710,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14 (a)	1,789,088
Road & Rail — 1.9%
	Kansas City Southern de Mexico, Senior Notes:
3,210,000	9.375% due 5/1/12	3,346,425
520,000	7.375% due 6/1/14	509,600
1,755,000	12.500% due 4/1/16	2,027,025
355,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	413,575
2,016,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	2,154,600
	Total Road & Rail	8,451,225
Trading Companies & Distributors — 0.8%
770,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	774,813
465,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	469,650
1,210,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,217,562
1,915,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	1,211,238
	Total Trading Companies & Distributors	3,673,263
	TOTAL INDUSTRIALS	47,202,748
INFORMATION TECHNOLOGY — 2.0%
Communications Equipment — 0.5%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,264,725
IT Services — 0.9%
1,469,700	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	1,396,215
	First Data Corp.:
250,000	5.625% due 11/1/11	210,000
1,385,000	Senior Notes, 9.875% due 9/24/15	1,284,588
1,050,000	GXS Worldwide Inc., Senior Secured Notes, 9.750% due 6/15/15 (a)	1,036,875
	Total IT Services	3,927,678
Semiconductors & Semiconductor Equipment — 0.6%
350,000	Advanced Micro Devices Inc., Senior Notes, 8.125% due 12/15/17 (a)	350,438
	Freescale Semiconductor Inc.:
	Senior Notes:
1,115,000	8.875% due 12/15/14	1,028,587
363,393	9.125% due 12/15/14 (b)	322,965
905,000	Senior Subordinated Notes, 10.125% due 12/15/16	733,050
	Total Semiconductors & Semiconductor Equipment	2,435,040
	TOTAL INFORMATION TECHNOLOGY	8,627,443
MATERIALS — 8.1%
Chemicals — 1.3%
1,270,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	1,397,000
1,665,000	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17 (a)	1,689,975
530,000	Koppers Inc., Senior Notes, 7.875% due 12/1/19 (a)	537,950
965,000	Solutia Inc., Senior Notes, 8.750% due 11/1/17	1,009,631
965,000	Terra Capital Inc., Senior Notes, 7.750% due 11/1/19 (a)	1,037,375
	Total Chemicals	5,671,931
Construction Materials — 0.0%
80,000	Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14 (a)	83,800

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Containers & Packaging — 1.2%
$800,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15 (a)	$808,000
510,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	541,875
725,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
640,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	698,400
1,495,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	1,599,650
1,600,000	Viskase Cos. Inc., Senior Secured Notes, 9.875% due 1/15/18 (a)	1,620,000
	Total Containers & Packaging	5,267,925
Metals & Mining — 2.2%
3,760,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,821,100
	Novelis Inc., Senior Notes:
2,675,000	7.250% due 2/15/15	2,561,312
80,000	11.500% due 2/15/15 (a)	86,100
1,560,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	1,638,000
	Teck Resources Ltd., Senior Secured Notes:
650,000	9.750% due 5/15/14	753,188
540,000	10.250% due 5/15/16	631,800
	Total Metals & Mining	9,491,500
Paper & Forest Products — 3.4%
2,528,158	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	2,543,959
4,205,000	Appleton Papers Inc., Senior Secured Notes, 11.250% due 12/15/15 (a)	3,579,506
2,180,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	2,321,700
	NewPage Corp., Senior Secured Notes:
145,000	10.000% due 5/1/12	104,400
2,250,000	11.375% due 12/31/14 (a)	2,283,750
2,800,259	Newpage Holding Corp., Senior Notes, 7.564% due 11/1/13 (b)(e)	857,580
560,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	619,897
	Verso Paper Holdings LLC:
1,410,000	9.125% due 8/1/14	1,353,600
1,380,000	Senior Secured Notes, 11.500% due 7/1/14 (a)	1,524,900
	Total Paper & Forest Products	15,189,292
	TOTAL MATERIALS	35,704,448
TELECOMMUNICATION SERVICES — 8.8%
Diversified Telecommunication Services — 5.4%
1,620,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	1,733,400
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	302,225
525,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	534,188
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(f)	0
980,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	98
1,345,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,462,688
1,020,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	1,053,150
1,720,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.315% due 2/1/15	1,775,900
	Intelsat Jackson Holdings Ltd., Senior Notes:
170,000	9.500% due 6/15/16	182,750
3,935,000	11.500% due 6/15/16	4,269,475
	Level 3 Financing Inc., Senior Notes:
2,815,000	12.250% due 3/15/13	2,997,975
620,000	9.250% due 11/1/14	589,000
1,710,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,816,875

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Diversified Telecommunication Services — 5.4% (continued)
$1,585,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	$1,636,512
	Wind Acquisition Finance SA:
2,000,000	Senior Bonds, 12.000% due 12/1/15 (a)	2,150,000
120,000	Senior Notes, 11.750% due 7/15/17 (a)	131,700
1,410,000	Wind Acquisition Holdings Finance SpA, Senior Notes, 12.250% due 7/15/17 (a)	1,395,900
1,770,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,809,825
	Total Diversified Telecommunication Services	23,841,661
Wireless Telecommunication Services — 3.4%
1,340,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)(d)	1,616,698
2,000,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	2,005,000
	Sprint Capital Corp., Senior Notes:
350,000	7.625% due 1/30/11	360,063
605,000	8.375% due 3/15/12	629,200
8,585,000	8.750% due 3/15/32	8,134,287
2,260,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	2,192,200
	Total Wireless Telecommunication Services	14,937,448
	TOTAL TELECOMMUNICATION SERVICES	38,779,109
UTILITIES — 8.0%
Electric Utilities — 3.2%
2,390,000	Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes, 9.681% due 7/2/26	2,455,725
14,155,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	11,536,325
	Total Electric Utilities	13,992,050
Gas Utilities — 0.4%
1,770,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,778,850
Independent Power Producers & Energy Traders — 4.4%
	AES Corp.:
420,000	Secured Notes, 8.750% due 5/15/13 (a)	432,600
	Senior Notes:
200,000	8.000% due 10/15/17	206,250
560,000	8.000% due 6/1/20	572,600
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,452,550
2,840,000	Senior Notes, 7.750% due 6/1/19	2,477,900
320,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	308,800
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,427,850
1,150,000	7.200% due 5/15/19	876,875
1,785,000	7.625% due 5/15/27	1,218,262
	Energy Future Holdings Corp., Senior Notes:
3,470,000	10.875% due 11/1/17	2,854,075
549,928	11.250% due 11/1/17 (b)	391,824
1,045,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	945,725
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
326,503	9.125% due 6/30/17	342,828
984,037	10.060% due 12/30/28	1,038,159
780,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	775,125
3,250,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	3,298,750

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 4.4% (continued)
$890,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	$878,875
	Total Independent Power Producers & Energy Traders	19,499,048
	TOTAL UTILITIES	35,269,948
	TOTAL CORPORATE BONDS & NOTES (Cost — $395,986,876)	394,290,313
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f) (Cost - $10,575,006)	0
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
1,407,520	Countrywide Home Loan Mortgage Pass-Through Trust, 5.214% due 4/20/35 (e) (Cost - $881,798)	726,139
COLLATERALIZED SENIOR LOANS — 2.8%
CONSUMER DISCRETIONARY — 0.9%
Auto Components — 0.4%
1,958,724	Allison Transmission Inc., Term Loan B, 3.206% due 8/7/14 (e)	1,803,495
Media — 0.5%
392,621	Idearc Inc., Term Loan, 10.250% due 3/31/10 (e)	387,517
1,500,000	Newsday LLC, Term Loan, 9.750% due 7/15/13 (e)	1,591,875
	Total Media	1,979,392
	TOTAL CONSUMER DISCRETIONARY	3,782,887
ENERGY — 0.5%
Energy Equipment & Services — 0.5%
2,622,691	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (b)(d)(e)	2,255,514
FINANCIALS — 0.8%
Diversified Financial Services — 0.2%
1,000,000	CIT Group Inc., Term Loan, 13.000% due 1/18/12 (e)	1,039,063
Real Estate Management & Development — 0.6%
2,500,000	Realogy Corp., Term Loan, 13.500% due 10/15/17	2,652,083
	TOTAL FINANCIALS	3,691,146
INDUSTRIALS — 0.3%
Airlines — 0.3%
1,489,320	United Airlines Inc., Term Loan B, 2.313% due 1/12/14 (e)	1,172,839
Trading Companies & Distributors — 0.0%
1,332,172	Penhall International Corp., Term Loan, 12.288% due 4/1/12 (e)	73,270
	TOTAL INDUSTRIALS	1,246,109
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
1,250,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14 (e)	1,335,156
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $13,325,462)	12,310,812
CONVERTIBLE BONDS & NOTES — 0.4%
INDUSTRIALS — 0.4%
Airlines — 0.0%
110,000	AMR Corp., Senior Notes, 6.250% due 10/15/14	114,538

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Marine — 0.4%
$2,155,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$1,761,712
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,940,781)	1,876,250
SOVEREIGN BOND — 0.7%
Russia — 0.7%
2,726,000	Russian Foreign Bond-Eurobond, Senior Bonds, 7.500% due 3/31/30 (a) (Cost - $2,980,484)	3,104,232

Shares
COMMON STOCKS — 1.6%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
95,153	Charter Communications Inc. (f)	3,377,931
41,739	Charter Communications Inc., Class A Shares *	1,481,735
3,524	Idearc Inc.	167,410
	TOTAL CONSUMER DISCRETIONARY	5,027,076
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
9,017	SemGroup Corp., Class A Shares (f)*	216,419
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
18,273	CIT Group Inc. *	504,506
INDUSTRIALS — 0.0%
Building Products — 0.0%
2,857	Nortek Inc. *	101,424
MATERIALS — 0.3%
Chemicals — 0.3%
70,396	Georgia Gulf Corp. *	1,223,483
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
20,125	Pagemart Wireless (d)(f)*	201
	TOTAL COMMON STOCKS (Cost — $8,847,929)	7,073,109
CONVERTIBLE PREFERRED STOCKS — 1.0%
FINANCIALS — 1.0%
Diversified Financial Services — 1.0%
3,030	Bank of America Corp., 7.250%	2,663,370
18,400	Citigroup Inc., 7.500% due 12/15/12*	1,919,856
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,848,006)	4,583,226
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
22,300	Corts-Ford Motor Co., 7.400%	444,439
17,100	Corts-Ford Motor Co., 8.000%	378,765
1,600	Ford Motor Co., Series F, 7.550%	29,328
900	Motors Liquidation Co., 7.250%	4,736
10,100	Motors Liquidation Co., Senior Notes, 7.250%	54,666
2,600	Motors Liquidation Co., Senior Notes, 7.375%	14,039
31,700	Motors Liquidation Co., Senior Notes, 7.500%	171,576
	Total Automobiles	1,097,549

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000% (d)(f)*	$0
	TOTAL CONSUMER DISCRETIONARY	1,097,549
FINANCIALS — 0.2%
Consumer Finance — 0.1%
1,181	GMAC Inc., 7.000% (a)*	778,501
Diversified Financial Services — 0.1%
3,400	Preferred Plus, Trust, Series FRD-1, 7.400%	62,900
8,400	Saturns, Series F 2003-5, 8.125%	187,740
	Total Diversified Financial Services	250,640
Thrifts & Mortgage Finance — 0.0%
37,200	Federal National Mortgage Association (FNMA), 8.250% (e)(h)*	40,920
	TOTAL FINANCIALS	1,070,061
	TOTAL PREFERRED STOCKS (Cost — $2,974,177)	2,167,610

Warrants
WARRANTS — 0.0%
1,981	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	0
2,240	Charter Communications Inc., Expires 11/30/14*	11,197
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
1,000	Jazztel PLC, Expires 7/15/10(a)(d)(f)*	0
5,518	Nortek Inc., Expires 12/7/14(f)*	70,359
9,492	SemGroup Corp., Expires 11/30/14(d)(f)*	0
1	Turbo Beta Ltd., Expires 11/1/14(d)(f)*	0
	TOTAL WARRANTS (Cost — $197,589)	81,556
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $442,558,108)	426,213,247

Face Amount
SHORT-TERM INVESTMENT — 1.2%
Repurchase Agreement — 1.2%
$5,395,000	Morgan Stanley tri-party repurchase agreement dated 12/31/09, 0.005% due 1/4/10; Proceeds at maturity - $5,395,003; (Fully collateralized by U.S. government agency obligation, 0.900% due 4/8/10; Market value $5,507,857) (Cost - $5,395,000)	5,395,000
	TOTAL INVESTMENTS — 97.7% (Cost — $447,953,108#)	431,608,247
	Other Assets in Excess of Liabilities — 2.3%	10,017,084
	TOTAL NET ASSETS — 100.0%	$441,625,331

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of December 31, 2009.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$391,454,748	$2,835,565	$394,290,313
Asset-backed security	—	—	0	0
Collateralized mortgage obligation	—	726,139	—	726,139
Collateralized senior loans	—	12,310,812	—	12,310,812
Convertible bonds & notes	—	1,876,250	—	1,876,250
Sovereign bond	—	3,104,232	—	3,104,232
Common stocks:
Consumer discretionary	$1,649,145	3,377,931	—	5,027,076
Energy	—	—	216,419	216,419
Financials	504,506	—	—	504,506
Industrials	101,424	—	—	101,424
Materials	1,223,483	—	—	1,223,483
Telecommunication services	—	—	201	201
Convertible preferred stocks:	4,583,226	—	—	4,583,226
Preferred stocks:
Consumer discretionary	852,532	245,017	—	1,097,549
Financials	291,560	778,501	—	1,070,061
Warrants	—	11,197	70,359	81,556
Total long-term investments	$9,205,876	$413,884,827	$3,122,544	$426,213,247
Short-term investment†	—	5,395,000	—	5,395,000
Total investments	$9,205,876	$419,279,827	$3,122,544	$431,608,247

Notes to Schedule of Investments (unaudited) (continued)

†See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			COMMON STOCKS
INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	CONSUMER STAPLES	ENERGY
Balance as of September 30, 2009	$247,650	$0	$0	$0
Accrued premiums/discounts	23,638	—	—	—
Realized gain/(loss)	—	—	(235,515)	—
Change in unrealized appreciation (depreciation)(1)	(106,188)	—	235,515	(62,434)
Net purchases (sales)	—	—	—	278,853
Net transfers in and/or out of Level 3	2,670,465	—	—	—
Balance as of December 31, 2009	$2,835,565	$0	$0	$216,419
Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2009 (1)	$(7,398)	$0	$0	$(62,434)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	MATERIALS	TELECOMUNICATION SERVICES	PREFERED STOCKS	WARRANTS	TOTAL
Balance as of September 30, 2009	$0	$201	$0	$0	$247,851
Accrued premiums/discounts	—	—	—	—	23,638
Realized gain/(loss)	(2)	(8,350)	—	—	(243,867)
Change in unrealized appreciation (depreciation)(1)	2	8,350	—	—	75,245
Net purchases (sales)	—	—	—	70,359	349,212
Net transfers in and/or out of Level 3	—	—	—	—	2,670,465
Balance as of December 31, 2009	$0	$201	$0	$70,359	$3,122,544
Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2009 (1)	$0	$0	$0	$0	$(69,832)

Notes to Schedule of Investments (unaudited) (continued)

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,464,676
Gross unrealized depreciation	(50,809,537)
Net unrealized depreciation	$(16,344,861)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2010